FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2024
Schedule Of Contractual Obligations And Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$9,243	$9,243	$-	$-
Due to related parties	61	61
Minimum rental and lease payments	5,072	189	1,173	3,710
Equipment loans	248	178	70	-
Finance lease obligations	3,148	1,743	1,405	-
Total	$17,772	$11,414	$2,648	$3,710

Schedule Of Foreign Currency Risk
	September 30, 2024		December 31, 2023
	MXN	CDN	MXN	CDN
Cash	$5,060	$518	$13,338	$70
Due from related parties	764	-	4,558	-
Long-term investments	-	1,979	-	1,236
Reclamation bonds	-	6	-	6
Amounts receivable	463	29	18,644	26
Accounts payable and accrued liabilities	(64,581)	(44)	(95,662)	(150)
Due to related parties	-	(136)	-	(135)
Finance lease obligations	(2,413)	(584)	(1,129)	(217)
Net exposure	(60,707)	1,768	(60,251)	836
US dollar equivalent	$(3,084)	$1,310	$(3,567)	$577

Schedule Of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$7,767	$-	$-
Amounts receivable	-	3,030	-
Long-term investments	1,439	-	27
Total financial assets	$9,206	$3,030	$27